Income Taxes - Summary of Net Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Net operating loss carryforwards	$ 31,826	$ 22,585
Research and development credits	2,392	2,166
Lease liabilities	1,521	2,487
Accrual and reserves	590	457
Employee retention credits	284	0
Capitalized intangible costs	122	156
Stock-based compensation	129	2
Other	3	5
Gross deferred tax assets	36,867	27,858
Less valuation allowance	(35,665)	(25,941)
Deferred tax assets, net of valuation allowance	1,202	1,917
Deferred tax liabilities
Right-of-use assets	(962)	(1,555)
Fixed assets	(101)	(340)
Other	(139)	(22)
Gross deferred tax liabilities	(1,202)	(1,917)
Total net deferred tax assets	$ 0	$ 0